Label	Element	Value
Turner Spectrum Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001006783_SupplementTextBlock

TURNER FUNDS

TURNER EMERGING GROWTH FUND

TURNER SPECTRUM FUND

Investor Class

Institutional Class

Supplement dated March 25, 2014

to the Prospectus dated January 31, 2014

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS.  THIS SUPPLEMENT SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

The following changes are made to the Prospectus, effective April 21, 2014:

Risk/Return [Heading]	rr_RiskReturnHeading	Turner Spectrum Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

4.                         The second paragraph under “Principal Strategy” on page 10 is deleted and replaced with the following:

The Fund invests its assets using the following five Investment Strategies:  (1) Global Consumer; (2) Global Financial Services; (3) Global Medical Sciences; (4) Titan; and (5) Global Resources and Infrastructure.  Although the weightings of each Investment Strategy will vary, it is the Adviser’s current intention to attempt to rebalance its investment portfolio annually as of each December 31st to allocate approximately 20.0% of its assets to each Investment Strategy.

5.                         The eighth paragraph under “Principal Strategy on page 10 is deleted in its entirety.

8.                         The second paragraph under “TURNER SPECTRUM FUND:  Fund Strategy” on page 39 is deleted and replaced with the following:

The Fund invests its assets utilizing the following five Investment Strategies: (1) Global Consumer; (2) Global Financial Services; (3) Global Medical Sciences; (4) Titan; and (5) Global Resources and Infrastructure. The Adviser may add, remove or change an Investment Strategy at any time in its sole discretion. The Fund is not required to maintain allocations to each Investment Strategy in any proportion and the relative allocations will vary based upon the performance of each Investment Strategy or due to other circumstances including, without limitation, capacity and liquidity restraints. Cash flows due to investments and redemptions may be allocated among the Investment Strategies in any manner, as determined by the Adviser in its sole discretion. Although the weightings of each Investment Strategy will vary, it is the Adviser’s current intention to attempt to rebalance its investment portfolio annually as of each December 31st to approximately the following equal weightings:

Turner Global Consumer Strategy	20.0%
Turner Global Financial Services Strategy	20.0%
Turner Global Medical Sciences Strategy	20.0%
Turner Titan Strategy	20.0%
Turner Global Resources and Infrastructure Strategy	20.0%

The Adviser may rebalance the investment portfolio at any other time.  These weightings can be changed in the Adviser’s discretion without notice to shareholders.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE